Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 15, 2016	Dec. 31, 2015	Aug. 31, 2015	Dec. 31, 2014
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BUBSX
Account Value	$ 12,192	$ 11,560	$ 10,965	$ 10,889	$ 10,895	$ 10,717		$ 10,418		$ 10,254	$ 10,148		$ 10,016		$ 10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BUBIX
Account Value	$ 12,458	11,793	11,155	11,049	11,027	10,848		10,520		10,319	10,186		10,030		10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BSBSX
Account Value	$ 12,041	11,497	10,909	11,350	11,415	10,990		10,525		10,396	10,265		10,064		10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BSBIX
Account Value	$ 12,343	11,756	11,127	11,548	11,597	11,126		10,629		10,473	10,315		10,089		10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BIMSX
Account Value	$ 11,873	11,504	10,901	11,963	12,168	11,355		10,629		10,597	10,336		10,079		10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BIMIX
Account Value	$ 12,162	11,756	11,114	12,165	12,340	11,488		10,732		10,670	10,385		10,099		10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BAGSX
Account Value	$ 11,608	11,422	10,763	12,445	12,665	11,682		10,701		10,760	10,356		10,021		10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BAGIX
Account Value	$ 11,903	11,687	10,981	12,673	12,861	11,839		10,814		10,847	10,409		10,055		10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BCOSX
Account Value	$ 12,060	11,794	11,064	12,731	12,889	11,870		10,821		10,902	10,435		9,989		10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BCOIX
Account Value	$ 12,365	12,059	11,282	12,947	13,081	12,023		10,919		10,975	10,488		10,014		10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BTMSX
Account Value	$ 11,622	11,286	10,863	11,316	11,250	10,933		10,531		10,374	10,126		10,086	$ 10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BTMIX
Account Value	$ 11,914	11,541	11,081	11,502	11,418	11,058		10,637		10,454	10,166		10,094	10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BSNSX
Account Value	$ 11,519	11,192	10,506	11,123	10,905	10,085	$ 10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BSNIX
Account Value	$ 11,663	11,306	10,588	11,182	10,935	10,088	10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BMBSX
Account Value	$ 11,440	11,285	10,850	11,542	11,540	11,072		10,512		10,417	10,117		10,189		10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMBIX
Account Value	$ 11,725	11,543	11,068	11,742	11,710	11,213		10,614		10,490	10,172		10,219		10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BMNSX
Account Value	$ 12,462	12,186	11,575	12,366	12,190	11,608		10,910		10,797	10,283		10,191	10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMNIX
Account Value	$ 12,746	12,446	11,792	12,554	12,357	11,740		10,997		10,857	10,314		10,198	10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BMQSX
Account Value	$ 11,546	11,244	10,541	11,431	11,085	10,116	10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMQIX
Account Value	$ 11,691	11,381	10,622	11,512	11,126	10,119	10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BMDSX
Account Value	$ 23,973	24,256	20,238	28,038	22,935	17,075		12,560		12,798	10,109		9,620		10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMDIX
Account Value	$ 24,614	24,836	20,667	28,560	23,312	17,292		12,686		12,894	10,162		9,641		10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BSGSX
Account Value	$ 17,961	16,700	15,099	20,767	17,584	12,220		8,940	$ 10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BSGIX
Account Value	$ 18,290	16,955	15,291	20,988	17,724	12,260		8,950	10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BSVIX
Account Value	$ 19,541	15,757	13,853	15,663	13,118	12,754		10,772		12,894	10,923		9,489		10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BSVSX
Account Value	$ 19,085	15,426	13,584	15,396	12,920	12,601		10,661		12,799	10,867		9,463		10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | CCWSX
Account Value	$ 20,670	18,570	16,558	20,200	18,946	13,594		10,753		12,989	9,560	$ 10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | CCWIX
Account Value	$ 21,121	18,927	16,838	20,493	19,171	13,709		10,819		13,026	9,570	10,000
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | CCGSX
Account Value	$ 25,482	21,953	18,924	23,750	21,084	15,285		11,782		13,839	10,080	10,000
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | CCGIX
Account Value	$ 25,992	22,345	19,206	24,042	21,290	15,430		11,856		13,899	10,090	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688		10,687	10,321		10,055		10,000
Bloomberg Short-Term U.S. Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term U.S. Government/Corporate Index
Account Value	$ 12,090	11,480	10,914	10,840	10,829	10,689		10,408		10,205	10,106		10,026		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688		10,687	10,321		10,055		10,000
Bloomberg Short-Term U.S. Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term U.S. Government/Corporate Index
Account Value	$ 12,090	11,480	10,914	10,840	10,829	10,689		10,408		10,205	10,106		10,026		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688		10,687	10,321		10,055		10,000
Bloomberg 1-3 Year U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value	$ 11,750	11,259	10,763	11,175	11,228	10,866		10,445		10,281	10,194		10,065		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688		10,687	10,321		10,055		10,000
Bloomberg 1-3 Year U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value	$ 11,750	11,259	10,763	11,175	11,228	10,866		10,445		10,281	10,194		10,065		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688		10,687	10,321		10,055		10,000
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 11,847	11,502	10,929	11,910	12,084	11,353		10,630		10,538	10,317		10,107		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688		10,687	10,321		10,055		10,000
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 11,847	11,502	10,929	11,910	12,084	11,353		10,630		10,538	10,317		10,107		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688		10,687	10,321		10,055		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688		10,687	10,321		10,055		10,000
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	11,638	10,961	12,598	12,739	11,842		10,835		10,863	10,436		10,043		10,000
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	11,638	10,961	12,598	12,739	11,842		10,835		10,863	10,436		10,043		10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 12,366	12,237	11,501	12,573	12,385	11,771		10,946		10,808	10,249		10,224	10,000
Bloomberg 1-5 Year Short Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Short Municipal Index
Account Value	$ 11,377	11,146	10,761	11,114	11,073	10,769		10,389		10,208	10,046		10,039	10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 12,366	12,237	11,501	12,573	12,385	11,771		10,946		10,808	10,249		10,224	10,000
Bloomberg 1-5 Year Short Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Short Municipal Index
Account Value	$ 11,377	11,146	10,761	11,114	11,073	10,769		10,389		10,208	10,046		10,039	10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 10,593	10,482	9,852	10,770	10,609	10,084	10,000
Bloomberg 1-10 Year Municipal Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year Municipal Blend Index
Account Value	$ 10,594	10,498	10,036	10,547	10,490	10,065	10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 10,593	10,482	9,852	10,770	10,609	10,084	10,000
Bloomberg 1-10 Year Municipal Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year Municipal Blend Index
Account Value	$ 10,594	10,498	10,036	10,547	10,490	10,065	10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 12,494	12,364	11,620	12,703	12,513	11,893		11,060		10,920	10,356		10,330		10,000
Bloomberg Quality Intermediate Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Quality Intermediate Municipal Index
Account Value	$ 11,977	11,903	11,374	11,992	11,953	11,429		10,795		10,634	10,251		10,271		10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 12,494	12,364	11,620	12,703	12,513	11,893		11,060		10,920	10,356		10,330		10,000
Bloomberg Quality Intermediate Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Quality Intermediate Municipal Index
Account Value	$ 11,977	11,903	11,374	11,992	11,953	11,429		10,795		10,634	10,251		10,271		10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 12,366	12,237	11,501	12,573	12,385	11,771		10,946		10,808	10,249		10,224	10,000
Bloomberg 1-15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Index
Account Value	$ 12,120	12,015	11,414	12,136	12,032	11,489		10,794		10,626	10,185		10,184	10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 12,366	12,237	11,501	12,573	12,385	11,771		10,946		10,808	10,249		10,224	10,000
Bloomberg 1-15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Index
Account Value	$ 12,120	12,015	11,414	12,136	12,032	11,489		10,794		10,626	10,185		10,184	$ 10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 10,593	10,482	9,852	10,770	10,609	10,084	10,000
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Account Value	$ 10,593	10,482	9,852	10,770	10,609	10,084	$ 10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002		13,721	11,327		10,048		10,000
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314		12,780		13,418	10,711		9,980		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002		13,721	11,327		10,048		10,000
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314		12,780		13,418	10,711		9,980		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 23,198	18,737	14,876	18,412	14,652	12,121		9,251	10,000
Russell 2500® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Account Value	$ 17,771	15,603	13,119	17,779	16,925	12,049		9,083	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 23,198	18,737	14,876	18,412	14,652	12,121		9,251	10,000
Russell 2500® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Account Value	$ 17,771	15,603	13,119	17,779	16,925	12,049		9,083	$ 10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002		13,721	11,327		10,048		10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849		11,830		13,294	11,595		9,559		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002		13,721	11,327		10,048		10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849		11,830		13,294	11,595		$ 9,559		$ 10,000
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,705	15,829	13,691	16,299	15,117	13,661		11,243		13,103	10,302	10,000
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,705	15,829	13,691	16,299	15,117	13,661		11,243		13,103	10,302	10,000
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,357	20,731	16,965	20,781	17,531	15,080		11,912		13,150	10,607	10,000
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,357	$ 20,731	$ 16,965	$ 20,781	$ 17,531	$ 15,080		$ 11,912		$ 13,150	$ 10,607	$ 10,000